Merger - Narrative (Details)				12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 27, 2023 USD ($) business_day agreement shares	Dec. 26, 2023 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Oct. 28, 2022 USD ($)	Aug. 01, 2022 USD ($)	May 25, 2021 USD ($)
Schedule of Reverse Recapitalization [Line Items]
Number of shares called by each warrant (in shares)		1
Long-term debt | $	$ 193,289,000			$ 193,289,000
Proceeds from merger | $		$ 8,350,000		$ 8,350,000	$ 0
Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Long-term debt | $			$ 95,503,000			$ 85,000,000
Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)		7,066,668
Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)		4,333,333
Existing Equityholders
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)			60,000,000
EGA | Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Warrants agreed to be exchanged (in shares)			1,694,456
Warrants exchanged (in shares)		433,332
Underwriter
Schedule of Reverse Recapitalization [Line Items]
Merger, number of agreements entered into to amend terms | agreement		2
Underwriter | Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, payment due at closing | $								$ 7,875,000
Underwriter | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, payment due at closing | $		$ 500,000
Stock, shares to be issued (in shares)		300,000
Stock, shares to be issued, maximum number of days following initial filing		5 days
Merger, provision for additional payment, maximum number of business days registration is not deemed effective | business_day		60
Underwriter | Letter Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, one-time success fee due at closing | $							$ 1,500,000
Underwriter | Amended Letter Agreement
Schedule of Reverse Recapitalization [Line Items]
Merger, one-time success fee due, maximum number of days after closing		60 days
Mr. Segrave, Jr.
Schedule of Reverse Recapitalization [Line Items]
Common units, redeemed (in shares)		70,000
Common Class A | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock issued for services (in shares)		73,600
Common Class A | Common Stock | Third Party
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)		70,000
Common Class A | Common Stock | EGA Sponsor | Shares Issued for EGA Stock Not Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)		5,624,000
Common Class A | Common Stock | EGA Sponsor | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)		4,333,333
Common Class A | Common Stock | EGA Sponsor | Not Subject to Possible Redemption
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio		1
Common Class A | Common Stock | EGA
Schedule of Reverse Recapitalization [Line Items]
Stock exchanged (in shares)		75,000
Common Class A | Common Stock | EGA | Shares Issued for EGA Stock Subject to Redemption
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)		1,306,922
Common Class A | Common Stock | EGA | Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Number of warrants (in shares)		7,066,668	372,780
Number of shares called by each warrant (in shares)		1
Common Class A | Common Stock | EGA | Public Warrants | Shares Issued for EGA Public Warrants
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)		95,333
Common Class A | Common Stock | EGA | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of shares called by each warrant (in shares)		1
Common Class A | Common Stock | Underwriter
Schedule of Reverse Recapitalization [Line Items]
Purchase of stock, reimbursement received | $		$ 800,000
Common Class A | Common Stock | Underwriter | Amended Underwriting Agreement
Schedule of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity (in shares)		50,000
Common Class A | Common Stock | Underwriter | Public Stockholder
Schedule of Reverse Recapitalization [Line Items]
Stock sold (in shares)	75,000		75,000
Stock, redemption reversed (in shares)			75,000
Stock sold, consideration received | $			$ 818,000
Stock sold, price per share (in dollars per share) | $ / shares			$ 10.9
Common Class A | Common Stock | Investor | Mr. Segrave, Jr.
Schedule of Reverse Recapitalization [Line Items]
Stock transferred during period, shares, non-redemption agreement (in shares)		70,000
Common Class A | Common Stock | Affiliates and Non-Affiliates of EGA Sponsor | Shares Issued for Bridge Notes
Schedule of Reverse Recapitalization [Line Items]
Issuance of Class A common stock upon conversion of Bridge Notes (in shares)		9,550,274
Common Class B | Common Stock
Schedule of Reverse Recapitalization [Line Items]
Stock cancelled during period, shares, non-redemption agreement		70,000
Common Class B | Common Stock | Existing Equityholders
Schedule of Reverse Recapitalization [Line Items]
Stock converted (in shares)		60,000,000
Common Class B | Common Stock | EGA Sponsor
Schedule of Reverse Recapitalization [Line Items]
Recapitalization exchange ratio		1
Common Class B | Common Stock | EGA Sponsor | Shares Issued for EGA Stock
Schedule of Reverse Recapitalization [Line Items]
Stock acquired (in shares)		1,000
EGA Common Class A | Common Stock | EGA | Private Placement Warrant
Schedule of Reverse Recapitalization [Line Items]
Number of shares called by each warrant (in shares)			1